SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  OCTOBER 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

10-1      GER   7700     14.375           17.79        Bear Stearns
10-2	   " "	7700     13.419           17.13                 " "
10-5        " "    	6400     13.221           16.96                 " "
10-6        " "     6400     13.477           17.42                 " "
10-7        " "    	6400     13.29             17.41                 " "
10-8        " "    	6400     12.941           16.60                 " "
10-9        " "  	6400     13.003           16.58                 " "
10-13      " "     6663     13.938           17.31                 " "
10-14      " "    	6663     13.375           17.83                 " "
10-15      " "     6663     13.7655         18.42                 " "
10-16      " "    	6663     14.919           18.69                 " "
10-19      " "     8370     14.8749         18.74                 " "
10-20      " "    	8370     15.5006         18.71                 " "
10-21      " "     8370     15.4881         18.42                 " "
10-22      " "     8370     15.6718         18.53                 " "
10-23      " "     8370     15.6877         18.72                 " "
10-26      " "     7400     16.0262         18.66                 " "
10-27      " "   15000     15.625           18.87                 " "
10-28      " "     6300     15.7649         18.63                 " "
The Germany Fund, Inc.
  ( Name of Registrant)
By Joseph Cheung - Treasurer
Date of Statement       11/10/98